Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Fair value of securities pledged	$ 8,400	$ 10,900
Fair value of securities pledged as collateral where counterparty has right to repledge or resell	269	$ 2,100
Held-to-maturity investment securities transferred to available-for-sale	43,600
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale	$ 141